Basis of Preparation (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 418,057	$ 59,250	$ 168,102
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		418,057	59,250
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		$ 75,000	$ 150,000
Senior secured revolving credit facility | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 150,000
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.25%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		4.25%
Senior secured revolving credit facility | SOFR | Bottom of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior secured revolving credit facility | SOFR | Top of range | Amended Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%